Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2013
Supplemental Cash Flow Information
12.	Supplemental Cash Flow Information

The Partnership’s consolidated statement of cash flows for the six months ended June 30, 2013 reflects the Dropdown Predecessor as if the Partnership had acquired the Dropdown Predecessor when the vessel began operations under the control of Teekay Corporation. See note 8c for non-cash changes related to the Dropdown Predecessor.